Stock-Based Compensation - Movement of PSUs (Details) - PSUs	6 Months Ended
Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
PSUs Outstanding, beginning of period (in shares)	1,594,990
Performance based adjustment (in shares)	299,499
PSUs Vested (in shares)	(977,106)
PSUs Forfeited (in shares)	(90,216)
PSUs Outstanding, end of period (in shares)	827,167
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
PSUs Outstanding, beginning of period (in shares)	677,607
Performance based adjustment (in shares)	299,499
PSUs Vested (in shares)	(977,106)
PSUs Forfeited (in shares)	0
PSUs Outstanding, end of period (in shares)	0
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 17.21
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
PSUs Outstanding, beginning of period (in shares)	467,349
Performance based adjustment (in shares)	0
PSUs Vested (in shares)	0
PSUs Forfeited (in shares)	(39,788)
PSUs Outstanding, end of period (in shares)	427,561
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 24.89
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
PSUs Outstanding, beginning of period (in shares)	450,034
Performance based adjustment (in shares)	0
PSUs Vested (in shares)	0
PSUs Forfeited (in shares)	(50,428)
PSUs Outstanding, end of period (in shares)	399,606
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 39.24